Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of statements of cash flows - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net earnings for the year	$ 1,590	$ 1,820
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings from consolidated subsidiaries	443	(535)
Noncash compensation expense	73	122
Gain on sale of automobile		15
Depreciation		11
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(106)	449
Other liabilities	(181)	201
Net cash provided by operating activities	1,819	2,084
Cash flows from financing activities:
Treasury stock purchases	(540)	(167)
Dividends paid on common stock	(1,394)	(1,388)
Net cash used in financing activities	(1,934)	(1,555)
Net increase (decrease) in cash and cash equivalents	(115)	529
Cash and cash equivalents at beginning of year	2,012	1,483
Cash and cash equivalents at end of year	$ 1,897	$ 2,012